Document and Entity Information	Aug. 05, 2021
Cover [Abstract]
Entity Registrant Name	PLUG POWER INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001093691
Document Type	8-K
Document Period End Date	Aug. 05, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-34392
Entity Tax Identification Number	22-3672377
Entity Address, Address Line One	968 Albany Shaker Road
Entity Address, City or Town	Latham
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12110
City Area Code	(518)
Local Phone Number	782-7700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	PLUG
Entity Emerging Growth Company	false